Borrowings (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Borrowings [Line Items]
Borrowings	$ 514,333	$ 500,981
Current borrowings	22,326	12,528
Non-current borrowings	492,007	488,453
Notes due 2027
Disclosure Of Borrowings [Line Items]
Borrowings	504,535	$ 500,981
Promissory note
Disclosure Of Borrowings [Line Items]
Borrowings	$ 9,798